Accounting Policies - Additional Information (Detail) £ in Millions			12 Months Ended
	Jan. 01, 2019 GBP (£)	Jan. 01, 2018 GBP (£)	Dec. 31, 2019 GBP (£) Properties	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of Summary of Significant Accounting Policies [Line items]
Number of property leases | Properties			750
Lease liabilities	£ 881		£ 838	£ 5
Profit before tax			232	498	£ 421
Adjusted and statutory operating profit			275	553	451
Finance costs			84	91	110
Payment of lease liabilities			91	4	5
Lease receipts			26
Interest on lease receivables			17	20	20
Finance lease liabilities			838	5
Weighted avaerage incremental borrowing rate	5.00%
Current income tax liabilities			55	72
Sales increase by adoption of IFRS 15			3,869	4,129	4,513
Profit increase by adoption of IFRS 15			£ 266	590	408
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Provision for losses against trade debtors		£ 13
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Decrease In Value Of Net Assets		£ 108
In period adjustment [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Sales increase by adoption of IFRS 15				9
Profit increase by adoption of IFRS 15				7
IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Decrease In Value Of Net Assets	£ 83
Lease liabilities	881
Increase decrease in right of use assets revaluation surplus	424
Lease receivables	215
Finance lease liabilities				£ 5
IFRS 23 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Current income tax liabilities	£ 5
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate			1.28	1.34
Year end foreign exchange rate			1.32	1.27
Right-of-use assets [member] | IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Profit before tax			£ 9
Adjusted and statutory operating profit			25
Finance costs			34
Payment of lease liabilities			91
Lease receipts			26
Interest paid on lease liabilities			45
Interest on lease receivables			£ 11
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate			20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			2 years
Bottom of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			5 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate			50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			20 years
Top of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			10 years